Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475	$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327	$ 10,870	$ 10,412	$ 10,145	$ 10,048	$ 9,455	$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	31,767	29,904	28,973	26,334	23,497	24,288	22,408	20,907	19,506	20,418	24,512	25,877	23,681	23,705	21,900	20,593	17,957	16,443	13,475	17,035	15,614	15,435	14,828	13,002	15,172	14,163	13,633	13,721	12,903	12,339	11,978	11,327	10,870	10,412	10,145	10,048	9,455	10,194	10,180	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	22,580	23,036	21,051	21,517	19,743	18,031	18,620	17,891	17,713	15,756	16,694	19,015	19,157	17,776	17,915	17,028	15,306	13,166	12,469	10,910	14,890	13,863	13,677	13,171	11,767	13,329	12,610	12,464	12,827	12,178	11,811	11,654	11,285	10,579	10,223	9,775	9,617	9,104	9,939	9,928	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	$ 22,580	$ 23,036	$ 21,051	$ 21,517	$ 19,743	$ 18,031	$ 18,620	$ 17,891	$ 17,713	$ 15,756	$ 16,694	$ 19,015	$ 19,157	$ 17,776	$ 17,915	$ 17,028	$ 15,306	$ 13,166	$ 12,469	$ 10,910	$ 14,890	$ 13,863	$ 13,677	$ 13,171	$ 11,767	$ 13,329	$ 12,610	$ 12,464	$ 12,827	$ 12,178	$ 11,811	$ 11,654	$ 11,285	$ 10,579	$ 10,223	$ 9,775	$ 9,617	$ 9,104	$ 9,939	$ 9,928	$ 10,000